ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Nov. 30, 2020	May 31, 2020	May 31, 2019
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable	$ 723,573	$ 591,060	$ 510,210
Accrued payroll and payroll taxes	226,272	212,361	230,119
Accrued liabilities		369,462	625,399
Deferred rent liability		0	151,399
Total	$ 1,430,765	$ 1,172,883	$ 1,517,127